PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 15	$ 25